Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Cash Flows [Abstract]
Net income	$ 320.3	$ 377.9	$ 321.4
Adjustments to reconcile net income to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired, and sales inducements	(88.9)	(93.9)	(81.3)
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements	97.7	(37.3)	61.5
Net accretion/decretion of discount/premium	37.0	44.3	45.4
Future policy benefits, claims reserves, and interest credited	639.0	608.8	605.6
Provision for deferred income taxes	(65.3)	33.6	19.2
Net realized capital losses (gains)	215.8	18.8	26.1
Depreciation	3.5	3.4	10.4
Change in:
Accrued investment income	(19.7)	(23.3)	(11.4)
Reinsurance recoverable	79.6	74.0	79.3
Other receivable and assets accruals	(3.5)	(86.0)	130.9
Due to/from affiliates	54.3	17.2	7.9
Other payables and accruals	(91.9)	85.5	46.0
Other, net	(64.8)	(36.1)	(111.7)
Net cash provided by operating activities	1,113.1	986.9	1,149.3
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	6,468.5	6,340.3	5,864.2
Equity securities, available-for-sale	63.1	12.9	99.4
Mortgage loans on real estate	332.8	179.2	308.7
Limited partnerships/corporations	93.0	87.2	116.2
Acquisition of:
Fixed maturities	(7,662.0)	(7,383.5)	(6,215.4)
Equity securities, available-for-sale	(5.7)	(16.7)	(25.2)
Mortgage loans on real estate	(863.1)	(147.2)	(87.2)
Limited partnerships/corporations	(68.5)	(85.5)	(49.3)
Derivatives, net	(78.6)	(147.3)	(170.8)
Policy loans, net	7.1	1.7	13.1
Short-term investments, net	5.3	313.1	(492.7)
Loan-Dutch State obligation	122.4	134.7	124.8
Collateral held, net	105.3	4.7	(4.4)
Sales (purchases) of fixed assets, net	(0.8)	0	13.5
Net cash used in investing activities	(1,481.2)	(706.4)	(505.1)
Cash Flows from Financing Activities:
Deposits received for investment contracts	3,115.4	2,022.2	2,069.6
Maturities and withdrawals from investment contracts	(2,403.6)	(2,309.7)	(2,123.6)
Short-term loans to affiliates	(343.9)	(16.9)	(300.2)
Short-term repayments of repurchase agreements, net	(214.7)	214.6	(615.2)
Dividends to parent	0	(203.0)	0
Contribution of capital from parent	201.0	0	365.0
Net cash provided by (used in) financing activities	354.2	(292.8)	(604.4)
Net increase (decrease) in cash and cash equivalents	(13.9)	(12.3)	39.8
Cash and cash equivalents, beginning of period	231.0	243.3	203.5
Cash and cash equivalents, end of period	217.1	231.0
Supplemental cash flow information:
Income taxes paid, net	108.4	0.6	13.7
Interest paid	0.3	0	4.8
Non-cash transfer Loan-Dutch State obligation	$ 0	$ 0	$ 798.9